Trade and other receivables	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables:

As at	Dec 31 2021	Dec 31 2020
Trade	$458,116	$335,988
Value-added and other tax receivables	11,955	22,903
Other	81,296	53,109
	$551,367	$412,000